Related Party Balances and Transactions	12 Months Ended
Mar. 31, 2026
Related Party Balances and Transactions [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS

23. Related party balances and transactions

Nature of relationships with related parties

Name	Relationship
JingXing Storage Equipment Engineering (H.K.) Company Limited (“JingXing”)(i)	A wholly owned subsidiary of KGDL
Compass Engineering Limited(i)	A wholly owned subsidiary of KGDL
Kamui Construction Management Limited	Entity controlled by management of the Company
Star Capital Investment Limited (“Star Capital”)	Entity controlled by Mr. Chan
Ginger Limited (“Ginger”)	Entity controlled by Mr. Chan
NEXX Global Limited (“NEXX”)	Entity controlled by Mr. Chan
Mr. Hau Lim Chung (“Mr. Chung”)	Director of the Company
Mr. Yuxi Liang (“Mr. Liang”)	Non-controlling shareholder of Cogen Advisory Limited
Mr. Ka Ho Chiu (“Mr. Chiu”)	Non-controlling shareholder of Cogen Advisory Limited

(i)	On January 16, 2023, Mr. Chung and Mr. Yiu disposed of their 100% equity interest in KGDL. JingXing and Compass Engineering Limited, which were subsidiaries of KGDL, were not regarded as related parties of the Company after January 16, 2023.

The amounts due from related parties consists of the following:

	As of March 31,
	2025	2026	2026
	HK$	HK$	US$
Due from Star Capital	12,295,575	15,111,725	1,927,516
Due from Ginger	20,865	20,865	2,661
Due from NEXX	285,787	1,651,175	210,609
Total	12,602,227	16,783,765	2,140,786

The amounts due from the related parties are unsecured, interest free with no specific repayment terms. The amounts are of non-trade nature.

The amounts due to related parties consists of the following:

	As of March 31,
	2025	2026	2026
	HK$	HK$	US$
Due to Star Capital	—	5,150	657
Due to NEXX	—	1,015,100	129,477
Due to Mr. Liang	1,197,517	1,305,493	166,517
Due to Mr. Chiu	969,750	976,507	124,554
Total	2,167,267	3,302,250	421,205

The amounts due to the related parties are unsecured, interest free with no specific repayment terms. The amounts are of non-trade nature.

In addition to the related party balances above, the Company has the following significant related party transactions incurred as below:

	Years ended March 31,
	2024	2025	2026	2026
	HK$	HK$	HK$	US$
Revenue from Smartmore	1,742,678	—	—	—
Revenue from NEXX	—	490,375	744,861	95,008
Revenue from Star Capital	—	1,000,000	—	—
Subcontracting cost to Smartmore	—	16,563,785	5,750,000	733,418
Subcontracting cost to Vincit Build Solution Co., Limited	—	—	30,930,239	3,945,184
Acquisition of machinery from NEXX	—	2,977,788	—	—